Basis of Presentation (Weighted Average Shares Oustanding) (Details) - $ / shares	3 Months Ended				5 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015		Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015		Dec. 31, 2014
Class of Stock [Line Items]
Change in net income per share - basic and diluted			$ (0.01)
Common Class A [Member]
Class of Stock [Line Items]
Weighted Average Number of Shares Outstanding, Basic	94,737,606	[1]	95,572,409	[1]			95,584,559	[2]	39,013,720
Weighted Average Number Of Shares Outstanding, Basic and Diluted					57,042,382	0			39,013,720	[3]
Decrease in weighted average number of shares outstanding used to calculate basic net income per share	(473,688,028)		(477,862,044)
Decrease in weighted average number of shares outstanding used to calculate diluted net income per share	(473,708,898)		(477,875,954)
Change in net income per share - basic and diluted	$ 0.44		$ 0.37
Common Class B [Member]
Class of Stock [Line Items]
Weighted Average Number Of Shares Outstanding, Basic and Diluted	1,319,970	[4]	1,320,824	[4]			1,320,337	[5],[6]	18,675,839	[5],[6]
Decrease in weighted average number of shares outstanding used to calculate basic and diluted net income per share	(6,599,849)		(6,604,120)
Change in net income per share - basic and diluted	$ 0.46		$ 0.37
Common Class A and Common Class B [Member]
Class of Stock [Line Items]
Change in net income per share - basic and diluted			$ (0.01)

[1]	The basic weighted average common shares outstanding for Class A common stock for the three month periods ended March 31, 2016 and 2015 were calculated using the Class A common stock outstanding and the Class A warrants outstanding for the three month periods ended March 31, 2016 and 2015, respectively. As of March 31, 2016, there were 62,255,585 shares of Class A common stock outstanding and 29,683,281 Class A warrants outstanding. As of March 31, 2015, there were 58,050,525 shares of Class A common stock outstanding and 38,526,743 Class A warrants outstanding.
[2]	The basic weighted average common shares outstanding for Class A common stock for the year ended December 31, 2015 were calculated using the Class A common stock outstanding and the Class A warrants outstanding for the year ended December 31, 2015. As of December 31, 2015 there were 60,784,715 shares of Class A common stock outstanding and 34,693,734 Class A warrants outstanding.
[3]	The weighted average common shares outstanding for Class A common stock basic and diluted was calculated using no Class A common stock and no Class A warrants outstanding for the period January 1, 2014 through August 4, 2014. 57,042,382 Class A common stock and 38,528,129 Class A Warrants were used in calculating the weighted average common shares outstanding for the period August 5, 2014 through December 31, 2014.
[4]	The basic and diluted weighted average common shares outstanding for Class B common stock for the three month periods ended March 31, 2016 and 2015 were calculated using Class B common stock outstanding and Class B warrants outstanding for the three month periods ended March 31, 2016 and 2015, respectively. As of March 31, 2016 there were 1,240,080 shares of Class B common stock outstanding and 79,890 Class B warrants outstanding. As of March 31, 2015 there were 951,975 shares of Class B common stock outstanding and 368,701 Class B warrants outstanding.
[5]	The basic and diluted weighted average common shares outstanding for Class B common stock for the year ended December 31, 2015 were calculated using Class B common stock outstanding and Class B warrants outstanding for the year ended December 31, 2015. As of December 31, 2015 there were 1,232,247 shares of Class B common stock outstanding and 87,723 Class B warrants outstanding.
[6]	The weighted average common shares outstanding for Class B common stock basic and diluted was calculated using the common shares outstanding for the year ended December 31, 2013 and for the period January 1, 2014 through August 4, 2014 and Class B common stock outstanding and Class B warrants outstanding for the period August 5, 2014 through December 31, 2014. As of December 31, 2014 there are 484,692 Class B warrants outstanding.